Capital management - Summary of Covenant Ratios Are Determined Based on a Twelvemonth Running Basis (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
EBITDA margin	3.77%	25.84%
EBITDA	€ 3.6	€ 15.3
Interest coverage	17.78	16.20
December 31, 2020 [Member]
Statements [Line Items]
EBITDA margin	(26.03%)
EBITDA	€ 18.4
Interest coverage	11.26
June 30, 2021 [Member]
Statements [Line Items]
EBITDA margin	(13.12%)
EBITDA	€ 13.2
Interest coverage	10.00
December 31, 2021 [Member]
Statements [Line Items]
EBITDA margin	(6.29%)
EBITDA	€ 8.2
Interest coverage	10.50
June 30, 2022 [Member]
Statements [Line Items]
EBITDA margin	1.18%
Interest coverage	11.80
December 31, 2022 [Member]
Statements [Line Items]
EBITDA margin	2.15%
Interest coverage	12.78
June 30, 2023 [Member]
Statements [Line Items]
EBITDA margin	3.16%
Interest coverage	14.19
December 31, 2023 [Member]
Statements [Line Items]
EBITDA margin	3.90%
Interest coverage	15.48
June 30, 2024 [Member]
Statements [Line Items]
EBITDA margin	4.57%
Interest coverage	17.06
December 31, 2024 [Member]
Statements [Line Items]
EBITDA margin	5.11%
Interest coverage	18.77
June 30, 2025 [Member]
Statements [Line Items]
EBITDA margin	5.37%
Interest coverage	21.60
December 31, 2025 [Member]
Statements [Line Items]
EBITDA margin	5.55%
Interest coverage	24.21